Trade receivable	9 Months Ended
Sep. 30, 2022
Trade receivable
Trade receivable

5. Trade receivable

An aging analysis of the trade receivable as of December 31, 2021 and September 30, 2022, based on the recognition date and net of credit loss provisions, is as follows:

	As of
	December 31, 2021	September 30, 2022
Within 3 months	16,462	17,488
Between 3 months and 6 months	890	1,961
Between 6 months and 1 year	—	—
More than 1 year	103,189	13,133
Total	120,541	32,582